Contingent consideration payable (Tables)	6 Months Ended
Jun. 30, 2024
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2023	$18,706
Payments made during the period	(8,597)
Additions in the period	—
Fair value loss and other	124
Balance as of June 30, 2024	$10,233
Current	$9,908
Non-current	$325